CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 45,153	$ 50,937
Restricted cash	8,038	15,867
Bank deposits	25,123	24,568
Accounts receivable, net	68,085	54,306
Prepaid expenses and other current assets	11,672	9,805
Total current assets	158,071	155,483
Deferred tax assets, net	1,587	1,518
Investments	249	326
Deposits	4,714	4,545
Restricted cash	4,600	4,590
Property and equipment, net	5,877	6,276
Operating lease right of use assets	8,868	10,201
Goodwill	660	646
Other assets	950	1,048
Total assets	185,576	184,633
CURRENT LIABILITIES:
Notes payable - banks	175	122
Accounts payable	6,080	8,720
Accrued expenses and other current liabilities	51,248	41,707
Value added tax (VAT) payable	8,999	7,703
Income taxes payable	5,038	6,105
Convertible note payable to a related party	1,112	0
Operating lease liabilities, current	3,982	3,969
Total current liabilities	76,634	68,326
Convertible note payable to a related party	0	1,104
Operating lease liabilities, non current	4,865	6,375
Other liabilities	25,574	29,214
Total liabilities	107,073	105,019
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,869	89,974
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 150,000,000 shares authorized as of June 30, 2023 and December 31, 2022; 37,433,333 shares issued and outstanding as of June 30, 2023 and December 31, 2022	19,186	19,186
Additional paid-in capital	16,604	16,604
Accumulated deficit	(40,861)	(38,521)
Accumulated other comprehensive loss	(8,370)	(8,186)
Non controlling interest in subsidaries	1,075	557
Total shareholders' deficit	(12,366)	(10,360)
Total liabilities and shareholders' deficit	$ 185,576	$ 184,633